UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2005
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries
Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008

Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		58
Form 13F Information Table Value Total:		92381 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	841	11459	SHRS		SOLE		11459
Abbott Laboratories	COM	002824100	953	22484	SHRS		SOLE		22484
American Express	COM	025816109	369	7393	SHRS		SOLE		7393
Amgen Inc		COM	031162100	1658	20815	SHRS		SOLE		20815
BellSouth Corp		COM	079860102	254	9652	SHRS		SOLE		9652
Berkshire Hathaway B	COM	084670207	2523	924	SHRS		SOLE		924
Boeing Company		COM	097023105	640	9424	SHRS		SOLE		9424
BP PLC			COM	055622104	548	7735	SHRS		SOLE		7735
Canon Inc		COM	138006309	1827	33680	SHRS		SOLE		33680
Cisco Systems		COM	17275r102	1375	76743	SHRS		SOLE		76743
CityBank		COM	17770a109	1723	50336	SHRS		SOLE		50336
Coca Cola		COM	191216100	2519	58323	SHRS		SOLE		58323
Comcast			COM	20030n200	1014	35244	SHRS		SOLE		35244
ConocoPhillips		COM	20825c104	2820	40340	SHRS		SOLE		40340
Costco Wholesale	COM	22160k105	2663	61795	SHRS		SOLE		61795
Daktronics Inc		COM	234264109	835	34825	SHRS		SOLE		34825
Danaher Inc		COM	235851102	363	6752	SHRS		SOLE		6752
Dell Inc		COM	247025109	1478	43222	SHRS		SOLE		43222
EMC Corp		COM	268648102	878	67875	SHRS		SOLE		67875
Emerson Electric	COM	291011104	1312	18275	SHRS		SOLE		18275
Encana Corp		COM	292505104	1383	23710	SHRS		SOLE		23710
Exxon Mobil		COM	30231g102	3997	62900	SHRS		SOLE		62900
Fargo Electronics INC	COM	30744p102	332	19000	SHRS		SOLE		19000
Frontier Financial	COM	35907k105	2152	74191	SHRS		SOLE		74191
Gap Inc			COM	364760108	1138	65285	SHRS		SOLE		65285
General Electric	COM	369604103	1926	57198	SHRS		SOLE		57198
Gillette Co		COM	375766102	1078	18520	SHRS		SOLE		18520
GlaxoSmithKline PLC	COM	37733w105	1758	34290	SHRS		SOLE		34290
Hewlett-Packard		COM	428236103	1508	51644	SHRS		SOLE		51644
Home Depot		COM	437076102	1213	31808	SHRS		SOLE		31808
Horizon Financial	COM	44041f105	3137	142590	SHRS		SOLE		142590
Ingersoll-Rand Ltd	COM	G4776g101	984	25750	SHRS		SOLE		25750
Integrated Electric	COM	45811e103	112	40000	SHRS		SOLE		40000
Intel Corp		COM	458140100	2819	114351	SHRS		SOLE		114351
Internap		COM	45885a102	13	27500	SHRS		SOLE		27500
Johnson & Johnson	COM	478160104	2273	35922	SHRS		SOLE		35922
Kimberly Clark		COM	494368103	1125	18900	SHRS		SOLE		18900
Medtronic Inc		COM	585055106	1258	23467	SHRS		SOLE		23467
Microsoft		COM	594918104	5247	203911	SHRS		SOLE		203911
Mylan Labs		COM	628530107	992	51490	SHRS		SOLE		51490
Newmont Mining Corp	COM	651639106	1767	37450	SHRS		SOLE		37450
Novo Nordisk AS		COM	670100205	1008	20340	SHRS		SOLE		20340
Paccar			COM	693718108	3252	47902	SHRS		SOLE		47902
Pepsico			COM	713448108	2710	47785	SHRS		SOLE		47785
Pfizer			COM	717081103	2795	111916	SHRS		SOLE		111916
Plum Creek Timber	COM	729251108	958	25266	SHRS		SOLE		25266
Procter & Gamble	COM	742718109	437	7349	SHRS		SOLE		7349
Royal Dutch Shell A	COM	780259206	2898	44150	SHRS		SOLE		44150
Safeco Corp		COM	786429100	1601	30005	SHRS		SOLE		30005
Sara Lee Corp		COM	803111103	1126	59425	SHRS		SOLE		59425
SBC Communications	COM	78387g103	482	20112	SHRS		SOLE		20112
Schlumberger Ltd	COM	806857108	1041	12340	SHRS		SOLE		12340
Starbucks Corp		COM	855244109	1779	35505	SHRS		SOLE		35505
Stryker Corp		COM	863667101	1328	26867	SHRS		SOLE		26867
United Parcel Svc	COM	911312106	1466	21200	SHRS		SOLE		21200
Walgreen Company	COM	931422109	3140	72267	SHRS		SOLE		72267
Wal-Mart Stores		COM	931142103	1508	34405	SHRS		SOLE		34405
Washington Federal	COM	938824109	2047	90736	SHRS		SOLE		90736
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